Federated Project and Trade Finance Tender Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—92.0%
		Basic Industry - Building Materials—1.5%
$1,000,000		Southwire Co., 2.947%, 1/6/2020	11/27/2019	$$996,726	$$999,494
		Basic Industry - Chemicals—4.0%
1,500,000	[2]	ETG Agri Inputs FZE Dubai, 4.954% (1-month USLIBOR +3.150%), 9/30/2020	6/27/2018 – 12/11/2019	1,500,000	1,500,000
400,399	[2]	Kuwait Paraxylen, Revolver, 2.435% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019– 12/11/2019	398,597	398,797
733,618	[2]	Kuwait Paraxylen, Term Loan, 2.499% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	730,142	730,684
		TOTAL			2,629,481
		Basic Industry - Forestry/Paper—1.7%
1,125,000	[2]	Bahia Cellulose, 4.744% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,126,688	1,122,750
		Basic Industry - Metals/Mining Excluding Steel—4.5%
1,324,262	[2]	Harmony Gold Mining Co. Ltd., 5.206% (3-month USLIBOR +3.150%), 9/30/2022	7/31/2018 – 10/1/2019	1,324,263	1,318,304
818,182	[2]	KAZ Minerals PLC, 4.785% (1-month USLIBOR +3.000%), 6/30/2021	9/19/2019	818,182	816,545
777,778	[2]	Suek Tranche B, 4.785% (1-month USLIBOR +3.000%), 5/17/2022	10/10/2017 - 11/24/2017	777,778	775,056
		TOTAL			2,909,905
		Basic Industry - Steel Producers/Products—3.4%
1,500,000	[2]	Ferrexpo AG, 6.393% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 – 11/6/2019	1,491,773	1,500,000
768,219	[2]	Metinvest BV, 6.494% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	747,476	743,251
		TOTAL			2,243,251
		Capital Goods - Aerospace & Defense—0.7%
462,963	[2]	Gulf Air BSC, 4.989% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	463,658	462,038
		Consumer Goods - Personal & Household Products—1.6%
EUR 31,000		Burkina Faso, Government of, 3.330%, 1/17/2020	4/16/2019	35,007	34,773
$999,508		PT Pan Brothers TBK, 3.597% - 3.800%, 4/14/2020	9/17/2019 – 12/17/2019	999,508	999,508
		TOTAL			1,034,281
		Consumer Non-Cyclical/Food - Wholesale—12.2%
1,419,525		Dansk Landbrugs Grovvareselskab amba (DLG), 3.150%, 1/3/2020	10/15/2019	1,409,586	1,409,588
966,169		Egypt, Government of, 4.164% - 4.586%, 6/22/2020	5/15/2019 – 6/25/2019	966,169	964,720
1,173,065		Gambia, Government of, 4.857% - 5.745%, 8/31/2020	2/26/2019 – 9/5/2019	1,173,065	1,170,719
1,999,999	[2]	Ghana Cocoa Board, 2.178% (1-month USLIBOR +0.550%), 8/31/2020	9/30/2019 – 12/16/2019	1,999,999	1,996,999
1,000,000	[2]	Olam Nigeria, 2.937% (3-month USLIBOR +1.050%), 3/5/2020	2/28/2019	1,000,000	1,000,000
500,000		PT Pacific Indopalm Industries, 3.576%, 2/14/2020	3/5/2019 – 3/14/2019	500,000	500,000
894,737	[2]	Vicentin SAIC, 8.303% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018 – 2/21/2018	894,737	892,947
		TOTAL			7,934,973
		Energy - Exploration & Production—13.0%
222,249	[2]	FPF003 PTE Ltd. Singapore, Inc., 4.295% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	221,138	221,099
1,168,095	[2]	FPF005 PTE Ltd. Singapore, Inc., 4.545% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	1,162,254	1,162,713
1,308,783	[2]	Heston BV, 3.849% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	1,308,749	1,317,848
875,000	[2]	Kosmos Energy, 5.268% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019	868,467	871,062

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$1,000,000	[2]	Petrobras Oil & Gas B.V., 5.916% (12-month USLIBOR +6.500%), 12/5/2024	9/17/2019	$992,500	$995,000
1,000,000	[2]	SOCAR Energy '18, 4.105% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	995,500	999,143
892,857	[2]	SOCAR Energy, 4.951% (6-month USLIBOR +2.400%), 5/22/2020	6/10/2019	892,857	892,857
529,412	[2]	Sonangol, 5.345% (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	510,662	525,706
1,500,000	[2]	Yibal Export Pdo, 3.609% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019	1,495,750	1,497,750
		TOTAL			8,483,178
		Energy - Integrated Energy—5.9%
942,318		Burkina Faso, Government of, 4.688% - 4.938%, 6/8/2020	7/19/2019 – 12/10/2019	942,318	942,318
2,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	1,928,000	1,923,000
960,000	[2]	Staatsolie Maatschappij Suriname NV, 7.023% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	960,000	958,080
		TOTAL			3,823,398
		Energy - Oil Refining and Marketing—10.8%
907,759	[2]	Dangote, 8.535% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017 – 10/22/2018	899,016	902,766
801,789		Egypt, Government of, 4.846% - 5.019%, 3/12/2020	1/4/2019 – 3/15/2019	801,789	801,789
636,177		Maldives, Government of, 4.315% - 4.593%, 4/6/2020	9/13/2019 – 12/20/2019	636,177	636,177
2,500,000		Pakistan, Government of, 4.904% - 5.029%, 4/9/2020	2/21/2019 – 4/16/2019	2,500,000	2,500,000
1,000,000		Pakistan, Government of, 4.359% - 5.043%, 9/8/2020	5/17/2019 – 9/10/2019	1,000,000	998,500
1,200,000	[2]	Trafigura PTE, 4.098% (1-month USLIBOR +2.000%), 12/31/2020	11/27/2019	1,200,000	1,204,164
		TOTAL			7,043,396
		Finance/Banks/Brokers—11.8%
1,000,000	[2]	ABC International Bank PLC, 3.008% (3-month USLIBOR +0.850%), 8/15/2020	8/14/2019	1,000,000	998,500
1,000,000	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	1,000,000	998,000
222,222	[2]	Banco Supervielle SA, 4.759% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	220,778	221,778
1,500,000	[2]	Doha Bank, 2.703% (3-month USLIBOR +0.700%), 6/12/2020	10/8/2019	1,500,000	1,497,750
2,000,000		Itau Unibanco Holding SA, 2.330%, 3/27/2020	12/27/2019	2,000,000	2,002,572
1,000,000		QNB Finansbank AS/Turkey, 3.929%, 1/8/2020	9/18/2019	1,000,000	1,000,000
1,000,000		Zenith Bank PLC, 3.321%, 8/5/2020	9/18/2019	1,000,000	998,500
		TOTAL			7,717,100
		Foreign Sovereign—8.0%
1,000,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,000,000	993,000
EUR 1,000,000		Cote D'Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	1,103,150	1,116,652
$423,023		Djibouti, Government of, 5.133%, 2/3/2020	12/2/2019	423,023	422,388
666,667	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	666,667	662,667
333,333	[2]	JSC Partnership, 5.973% (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	337,900	332,667
714,286	[2]	Ministry of Finance Tanzania, 7.116% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	710,000	712,857
400,000	[2]	Ministry of Finance Zambia, 8.256% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	400,000	398,200
EUR 500,000		Senegal, Government of, 4.800%, 6/10/2020	2/4/2019	582,741	560,009
		TOTAL			5,198,440
		Supranational—3.8%
$1,500,000	[2]	African Export-Import Bank (Afreximbank), 3.344% (3-month USLIBOR +1.400%), 5/8/2020	4/2/2019	1,502,250	1,495,500
1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.227% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	1,000,000	997,000
		TOTAL			2,492,500
		Telecommunications—Wireless—0.4%
233,333	[2]	MTN Group Ltd., 4.055% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	232,167	232,283

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Air Transportation—3.1%
$1,984,577	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	$1,994,004	$1,998,513
		Transportation - Transport Infrastructure/Services—2.9%
700,641	[2]	Armenia International Airports CJSC, 7.416% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	707,647	698,889
712,042	[2]	Asyaport, 6.656% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	712,042	711,330
506,554	[2]	Autopistas Urbanas SA (AUSA), 5.409% (3-month USLIBOR +3.500%), 11/15/2022	2/6/2017 – 10/22/2018	498,956	504,275
		TOTAL			1,914,494
		Utility—Electric-Generation—2.7%
231,875	[2]	Casablanca & Giacote Solar PV Project, 5.212% (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	227,237	230,599
76,930	[2]	Egypt Electric AfreximBK, 7.450% (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	76,930	76,584
142,869	[2]	Egypt Electric, 6.827% (3-month USLIBOR +4.900%), 6/12/2023	1/31/2017	142,655	140,512
339,015	[2]	Karpower International B.V., 8.387% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019	339,015	338,507
1,000,000		Tunisia, Government of, 3.721%, 2/28/2020	8/29/2019	1,000,000	998,000
		TOTAL			1,784,202
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $60,088,064)			60,023,677
		INVESTMENT COMPANY—5.9%
3,850,864		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[3] (IDENTIFIED COST $3,851,634)			3,851,634
		TOTAL INVESTMENT IN SECURITIES—97.9% (IDENTIFIED COST $63,939,698)			63,875,311
		OTHER ASSETS AND LIABILITIES - NET—2.1%[4]			1,366,925
		TOTAL NET ASSETS—100%			$65,242,236

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	1,739,470
Purchases/Additions	46,855,045
Sales/Reductions	(44,743,651)
Balance of Shares Held 12/31/2019	3,850,864
Value	$3,851,634
Change in Unrealized Appreciation/Depreciation	$27
Net Realized Gain/(Loss)	$508
Dividend Income	$155,330
At December 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/6/2020	State Street Bank & Trust Co.	1,000,000 EUR	$1,108,002	$(13,908)
1/22/2020	HSBC Bank USA	31,788 EUR	$36,675	$976
6/12/2020	Citibank N.A.	510,000 EUR	$591,162	$13,343
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$411
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,430 and $46,307, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2019, these restricted securities amounted to $60,023,677, which represented 92.0% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$60,023,677	$60,023,677
Investment Company	3,851,634	—	—	3,851,634
TOTAL SECURITIES	$3,851,634	$—	$60,023,677	$63,875,311
Other Financial Instruments[1]
Assets	$—	$14,319	$—	$14,319
Liabilities	—	(13,908)	—	(13,908)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$411	$—	$411
1	Other financial instruments are foreign exchange contracts.
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees. See the Fair Valuation and Significant Events Procedures section for more information.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2019	$48,881,278
Accrued discount/premiums	$42,305
Realized gain (loss)	$(37,294)
Change in unrealized appreciation (depreciation)	$12,615
Purchases	$44,171,475
(Sales)	$(33,046,702)
Balance as of 12/31/2019	$60,023,677
The total change in unrealized appreciation (depreciation) attributable to investments still held at 12/31/2019	$(57,394)
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
LIBOR	—London Interbank Offered Rate